Employee Benefits and Private Pension Plan - Significant actuarial assumptions adopted (Detail)	Dec. 31, 2021	Dec. 31, 2020
Employee benefits and private pension plan
Discount rate for the actuarial obligation at present value	8.93%	8.22%
Average projected salary growth rate	7.07%	7.07%
Inflation rate (long term)	3.25%	3.25%
Growth rate of medical services	7.38%	7.38%